Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	UNIFIED SERIES TRUST
Prospectus Date	rr_ProspectusDate	Apr. 30, 2018
Miles Capital Alternatives Advantage Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Miles Capital Alternatives Advantage Fund (the “Fund”) seeks to provide long-term total return with less volatility than U.S. equity markets.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 8% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	8.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. It assumes a 5% return on your investment each year and that the Fund’s operating expenses remain the same. Only the first year in each period in the Example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests primarily in mutual funds and exchange-traded funds (“ETFs”, together with mutual funds referred to as “underlying funds”) that use alternative or hedging strategies. The alternative strategies used by the underlying funds may include long/short equity or credit, market neutral and arbitrage, global macro, commodities or commodity-linked instruments, currencies, leverage, and illiquid private placements or distressed assets. The hedging strategies used by underlying funds may include the use of short positions, options, futures, and other derivative and similar instruments.

Miles Capital, Inc., (the “Adviser”), uses both a top-down and bottom-up approach in evaluating and selecting Fund investments. The Adviser starts by assessing the outlook for individual alternative strategies based upon the Adviser’s current views on economic trends and the investment environment. The Adviser’s selection of individual underlying funds begins with a quantitative assessment of the underlying fund’s ability to generate returns—both absolute and relative to appropriate benchmarks and peers—on a consistent basis. During this process, the Adviser pays particular attention to an underlying fund’s relative returns during historically difficult investment periods. The Adviser then uses qualitative analysis to choose the underlying funds that it believes will continue to perform well going forward.

		The Adviser seeks to manage risk by monitoring the Fund’s net exposure to broad market indices, volatility of performance, investment style consistency and stability of holdings. The Adviser actively adjusts the Fund’s portfolio based on its outlook for different alternative strategies using a dynamic and flexible allocation process. The Adviser attempts to further mitigate risk by maintaining a diversified portfolio with respect to the Fund’s exposure to alternative asset categories and strategies.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All investments involve risk, and the Fund cannot guarantee that it will achieve its investment objective. As with any mutual fund, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund. The Fund’s performance is also subject to the risks that may affect the performance of the underlying funds, which are also discussed below.
  Allocation Risk. Although the Adviser seeks to allocate the Fund’s assets among different alternative asset categories and strategies to limit risk exposure, the Fund may still at times favor an asset category or strategy that performs poorly relative to other asset categories and strategies. To the extent the Fund invests in alternative asset classes and strategies that underperform the general stock market, the Fund will likely underperform relative to a fund invested primarily in the general stock market.
  Commodity Risk. Investing in underlying funds that invest long or short in commodities and commodity linked-instruments, may subject the Fund to additional volatility and risks. The value of commodities and commodity-linked instruments may be affected by overall market movements and by factors affecting a particular commodity or industry, including adverse weather conditions, diseases, embargos, taxes, and other political and regulatory developments. The Fund’s ability to invest in commodity-linked funds and underlying funds that invest in commodities may be significantly limited by federal income tax rules applicable to regulated investment companies.
  Concentration Risk. If an underlying fund is concentrated in a particular industry or economic sector, events that affect that industry or economic sector will have a greater effect on the underlying fund than they would on a fund that is more diversified among a number of unrelated industries or sectors.
  Credit and Counterparty Risk. The counterparty to a transaction with the Fund or an underlying Fund may be unwilling or unable to make timely principal, interest or settlement payments, or otherwise meet its obligations.
  Currency Risk. Currency risk includes the risk that currencies in which an underlying fund’s investments are traded, or currencies in which an underlying fund has taken an active position, will decline in value relative to the U.S. dollar. Fluctuations in exchange rates may adversely affect the U.S. dollar value of an underlying fund’s investments.
  Derivatives Risk. The use of derivatives by an underlying fund could lead to substantial volatility and losses to the Fund. Some derivatives are “leveraged,” which means they provide the underlying fund with investment exposure greater than the value of the underlying fund’s investment in the derivatives. An investment in a derivative instrument may not correlate well with the performance of the securities or asset class to which the underlying fund seeks exposure. Derivatives may be illiquid and difficult to price, and the counterparty to a derivatives contract may be unable or unwilling to fulfill its obligations under the contract.
  Futures. Futures markets are highly volatile and the use of futures may increase the volatility of an underlying fund’s net asset value (“NAV”). As a result of relatively low collateral requirements typically required for futures trading, an underlying fund’s use of futures could expose the underlying fund to gains or losses that far exceed the level of the underlying fund’s initial investment. As a result of this leveraging effect, if an underlying fund purchases a futures contract on an index or reference asset, a relatively small decrease in the value of the index or reference asset could lead to significant losses to the underlying fund.
  Options. The use of options involves investment techniques and risks that are different from those associated with traditional securities. If an underlying fund sells a put option, it may be required to buy the underlying asset at a disadvantageous price. If an underlying fund sells a call option, it may be required to sell the underlying asset at a disadvantageous price. An underlying fund may lose the entire value of the premium paid to purchase a put or call option.
  Equity Securities Risk. The value of a company’s equity securities are subject to changes in the company’s financial condition and overall market and economic conditions. Stocks of small-cap companies may pose greater market and liquidity risk than stocks of larger, more established companies.
  Fixed-Income Securities Risk. Underlying funds that invest in fixed-income securities are subject to additional risks, including interest rate and credit risk. Rising interest rates typically cause the value of bonds and other debt instruments to fall, while declining interest rates generally increase the value of existing bonds and other debt instruments. Interest rate risk is generally greater for fixed-income investments with longer maturities or durations. The issuer of a fixed-income security may default on payment of interest or principal.
  Foreign Securities Risk. Investing in foreign issuers, either directly or through underlying funds, may involve risks not associated with U.S. investments, including settlement risks, currency fluctuation, local withholding and other taxes, different financial reporting practices and regulatory standards, high costs of trading, changes in political conditions, expropriation, investment and repatriation restrictions, and settlement and custody risks.
  Hedging Risk. Although underlying funds may use certain hedging strategies intended to limit or reduce investment risk, these strategies may be unsuccessful. An underlying fund’s use of hedging strategies may also limit or reduce its potential for profit.
  Leverage Risk. Underlying funds may use leverage, typically through derivatives, to increase their exposure to certain asset classes or investments. Leverage means that for every $1 invested in an underlying fund, the underlying fund may obtain exposure to more than $1 of underlying investments. The use of leverage typically magnifies both gains and losses. When an underlying fund increases its investment exposure through the use of leverage, a relatively small market movement may result in significant losses to the underlying fund.
  Liquidity Risk. Underlying funds may hold less liquid securities, including private placements, Rule 144A securities and thinly traded securities. When there is no willing buyer and a security cannot be readily sold, an underlying fund may be unable to sell the security at an advantageous time or price. An inability to sell securities at the underlying fund’s desired price, or at all, can adversely affect the underlying fund’s NAV or prevent the fund from being able to take advantage of other investment opportunities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to wider bid-ask spreads and volatility.
  Management Risk. The performance of the Fund is dependent upon the Adviser’s skill in selecting underlying funds and in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.
  Market Risk. The prices of securities held by the Fund or by underlying funds may decline sharply in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund or by underlying funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations.
  Other Investment Company Securities Risk. Investing in underlying investment companies, including mutual funds and ETFs, exposes the Fund to the investment performance (positive or negative) and risks of the investment companies. ETFs are subject to additional risks, including the risk that an ETF’s shares may trade at a market price that is above or below its NAV. The Fund will indirectly bear a portion of the fees and expenses of the underlying funds in which it invests, which are in addition to the Fund’s own direct fees and expenses.
  Quantitative Methods Risk. The Adviser’s use of quantitative methods to assist in managing the Fund’s portfolio may not be successful. The quantitative methods may be flawed, may not work as expected, and may cause the Fund to underperform other funds with similar investment objectives and strategies.
  Short Sales Risk. The underlying funds may sell securities short. An underlying fund must pay the lender interest on the security it borrows, and the underlying fund will lose money if the price of the security increases between the time of the short sale and the date when the underlying fund replaces the borrowed security. Such a loss is theoretically unlimited. Any loss will be increased by the amount of compensation, dividends or interest the underlying fund must pay to the lender of the security.
  Cybersecurity Risks. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices utilized by the Fund potentially can be breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund’s investment results have varied from year to year as represented by the performance of Class I shares. The table below shows how the Fund’s average annual total returns compare over time to those of two broad-based securities market indices. This information provides some indication of the risks of investing in the Fund. Past performance of the Fund is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund’s investment results have varied from year to year as represented by the performance of Class I shares. The table below shows how the Fund’s average annual total returns compare over time to those of two broad-based securities market indices.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(844) 838-2120
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance of the Fund is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return (years ended December 31st) YEAR-BY-YEAR TOTAL RETURN AS OF DECEMBER 31ST
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	3rd Quarter 2017	1.47%
Worst Quarter:	2nd Quarter 2017	0.89%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ending December 31, 2017)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.

		After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class I shares only and will vary for other classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for Class I shares only and will vary for other classes. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). The index returns presented above assume reinvestment of all distributions and exclude the effect of taxes and fees (if taxes and fees were deducted, the actual returns of the index would be lower).

		Current performance of the Fund may be lower or higher than the performance quoted above. Performance data current to the most recent month end may be obtained by calling (844) 838-2120, a toll-free number.
Miles Capital Alternatives Advantage Fund | Class N
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.98%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.34%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.57%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[1]
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)	rr_NetExpensesOverAssets	3.34%
1 year	rr_ExpenseExampleYear01	$ 337
3 years	rr_ExpenseExampleYear03	1,073
5 years	rr_ExpenseExampleYear05	1,831
10 years	rr_ExpenseExampleYear10	3,821
1 year	rr_ExpenseExampleNoRedemptionYear01	337
3 years	rr_ExpenseExampleNoRedemptionYear03	1,073
5 years	rr_ExpenseExampleNoRedemptionYear05	1,831
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 3,821
One Year	rr_AverageAnnualReturnYear01	4.88%
Since Inception	rr_AverageAnnualReturnSinceInception	2.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 14, 2016
Miles Capital Alternatives Advantage Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.98%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.34%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.32%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[1]
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)	rr_NetExpensesOverAssets	3.09%
1 year	rr_ExpenseExampleYear01	$ 312
3 years	rr_ExpenseExampleYear03	1,000
5 years	rr_ExpenseExampleYear05	1,711
10 years	rr_ExpenseExampleYear10	3,597
1 year	rr_ExpenseExampleNoRedemptionYear01	312
3 years	rr_ExpenseExampleNoRedemptionYear03	1,000
5 years	rr_ExpenseExampleNoRedemptionYear05	1,711
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 3,597
2017	rr_AnnualReturn2017	5.18%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2017
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.47%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2017
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.89%
One Year	rr_AverageAnnualReturnYear01	5.18%
Since Inception	rr_AverageAnnualReturnSinceInception	2.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 14, 2016
Miles Capital Alternatives Advantage Fund | Return After Taxes on Distributions | Class I
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	5.16%
Since Inception	rr_AverageAnnualReturnSinceInception	2.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 14, 2016
Miles Capital Alternatives Advantage Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class I
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	2.94%
Since Inception	rr_AverageAnnualReturnSinceInception	2.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 14, 2016
Miles Capital Alternatives Advantage Fund | BofAML 3 Month Treasury Bill (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.86%
Since Inception	rr_AverageAnnualReturnSinceInception	0.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 14, 2016

[1]	The Fund’s Adviser contractually has agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses for each class (excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940; any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board of Trustees; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business) do not exceed 1.75% of average daily net assets through April 30, 2019. Any waiver or reimbursement by the Adviser is subject to repayment by the Fund in the three years following the date the particular expense payment occurred, but only if such reimbursement can be achieved without exceeding the applicable Annual Limit in effect at the time of the expense payment or the reimbursement. This expense cap may not be terminated prior to this date except by the Board of Trustees.